Risk management - Spain Real Estate Business Concentration Information (Details) - Spain - Real estate operations in Spain - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Distribution of portfolio
Financial assets	€ 6,472
Construction and property development
Distribution of portfolio
Financial assets	6,472	€ 5,515	€ 7,388	€ 9,349
Completed buildings
Distribution of portfolio
Financial assets	3,684
Buildings and other constructions under construction
Distribution of portfolio
Financial assets	995
Land
Distribution of portfolio
Financial assets	1,129
Without collateral
Distribution of portfolio
Financial assets	664
With property collateral
Distribution of portfolio
Financial assets	5,808
Residential loans | Completed buildings
Distribution of portfolio
Financial assets	1,726
Residential loans | Buildings and other constructions under construction
Distribution of portfolio
Financial assets	562
Other purposes | Completed buildings
Distribution of portfolio
Financial assets	1,958
Other purposes | Buildings and other constructions under construction
Distribution of portfolio
Financial assets	433
Developed consolidated land | Land
Distribution of portfolio
Financial assets	900
Other land | Land
Distribution of portfolio
Financial assets	€ 229